COMMITMENTS AND CONTIGENT LIABILITIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases its operating facilities under non-cancelable operating lease agreements, which expire on various dates, the latest of which is in February 2021. In addition, the Company leases motor vehicles under non-cancelable operating leases for, generally, 3 years. Future minimum commitments under these leases as of December 31, 2016, are as follows:

Year ended December 31,	Operating Leases

2017	$1,668
2018	1,220
2019	786
2020 and after	676

$4,350

b.	Rent expenses under facilities operating leases for the years ended December 31, 2016, 2015 and 2014 were $ 1,541, $ 1,346 and $ 1,146, respectively.